UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		"WASHINGTON, D.C. 20549"

		FORM 13F
          FORM 13F COVER PAGE
"Report for the Calendar Year or Quarter Ended: March 31, 2011"
Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):[   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Menlo Advisors LLC
Address:       800 Oak Grove Avenue
               Suite 205
"              Menlo Park, CA 94025"

13F File Number:  28-10719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kent R. Seymour
Title:         President
Phone:         650-688-0300
"Signature, Place, and Date of Signing:"

"    Kent R. Seymour    Menlo Park, CA     April 19, 2011"

Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      37

"Form 13F Information Table Value Total:      $109,929"


List of Other Included Managers:

NONE

                                        	       FORM 13F INFORMATION TABLE
                                                                                                            Voting Authority
                                                                          FORM 13F INFORMATION TABLE
                                                                                                             Voting Authority
                                Title of                       Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                  class               CUSIP      (x$1000)  Prn Amt  Prn Call Dscretn  Managers Sole Shared None
------------------------------  ----------------    ---------  --------  -------- --- ---- -------  ----------------------------
------------------------------  ----------------    ---------  --------  -------- --- ---- -------  ----------------------------
ABBOTT LABORATORIES             COM                 002824100  5279      107615   SH       SOLE                  0      0107615
ACCURAY INC                     COM                 004397105  586       65000    SH       SOLE                  0      065000
APPLE INC                       COM                 037833100  5313      15246    SH       SOLE                  0      015246
ARCHIPELAGO LEARNING INC        COM                 03956P102  152       17759    SH       SOLE                  0      017759
ATP OIL & GAS CORP              COM                 00208j108  3230      178370   SH       SOLE                  0      0178370
BERKSHIRE HATHAWAY B NEW        CL B NEW            084670702  5308      63475    SH       SOLE                  0      063475
BROCADE COMMUNS SYS NEW         COM NEW             111621306  1867      303515   SH       SOLE                  0      0303515
C V S CAREMARK CORP             COM                 126650100  3038      88510    SH       SOLE                  0      088510
CISCO SYSTEMS INC               COM                 17275r102  204       11915    SH       SOLE                  0      011915
ELETROBRAS ADR F SPONS          SPONSORED ADR       15234Q207  2252      145205   SH       SOLE                  0      0145205
EMPIRE DISTRICT ELEC CO         COM                 291641108  3752      172200   SH       SOLE                  0      0172200
ENERPLUS CORP F                 COM                 292766102  5778      182500   SH       SOLE                  0      0182500
GENERAL DYNAMICS CORP           COM                 369550108  4969      64899    SH       SOLE                  0      064899
GENERAL GROWTH PPTYS NEW        COM                 370023103  2699      174381   SH       SOLE                  0      0174381
GOOGLE INC CLASS A              CL A                38259p508  4688      7990     SH       SOLE                  0      07990
HARRIS CORPORATION              COM                 413875105  4715      95055    SH       SOLE                  0      095055
HOWARD HUGHES CORP              COM                 44267d107  1181      16724    SH       SOLE                  0      016724
I T T CORP NEW INDIANA          COM                 450911102  4226      70380    SH       SOLE                  0      070380
INTERDIGITAL INC                COM                 45867g101  4584      96085    SH       SOLE                  0      096085
ISHARES TR BARCLAYS BOND        BARCLYS INTER CR    464288638  817       7760     SH       SOLE                  0      07760
ISHARES TR BARCLAYS TIPS        BARCLYS TIPS BD     464287176  5675      51990    SH       SOLE                  0      051990
L H C GROUP                     COM                 50187a107  2348      78275    SH       SOLE                  0      078275
MARKET VECTORS ETF FD           GOLD MINER ETF      57060u100  5431      90363    SH       SOLE                  0      090363
MEDTRONIC INC                   COM                 585055106  3172      80605    SH       SOLE                  0      080605
MICROSOFT CORP                  COM                 594918104  5041      198560   SH       SOLE                  0      0198560
POWERSHARES INDIA ETF           INDIA PORT          73935L100  1932      80575    SH       SOLE                  0      080575
SEASPAN CORP F                  SHS                 Y75638109  4179      214865   SH       SOLE                  0      0214865
SPDR GOLD TR SPDR SH            GOLD SHS            78463v107  5223      37344    SH       SOLE                  0      037344
ST JOE COMPANY                  COM                 790148100  1824      72750    SH       SOLE                  0      072750
SUPERIOR ENERGY SERVICES        COM                 868157108  5623      137150   SH       SOLE                  0      0137150
TELECOMMUNICATIONS SYS          CL A                87929j103  210       50637    SH       SOLE                  0      050637
TELEFONICA SPON ADR F           SPONSORED ADR       879382208  2239      88770    SH       SOLE                  0      088770
TEMPLETON GLOBAL INCM FD        COM                 880198106  2394      228195   SH       SOLE                  0      0228195
UNUM GROUP                      COM                 91529Y106  3319      126450   SH       SOLE                  0      0126450
VEECO INSTRUMENTS INC           COM                 922417100  5115      100605   SH       SOLE                  0      0100605
VODAFONE GRP NEW                SPONS ADR NEW       92857w209  5456      189785   SH       SOLE                  0      0189785
WISDOMTREE CHIN YUAN FD         CHINESE YUAN ETF    97717w182  541       21350    SH       SOLE                  0      021350

